Share-Based Compensation - Summary of PSUs Outstanding (Details)	12 Months Ended
	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares
PSUs (#)
Outstanding, ending (in shares)	1,314,534
PSUs
PSUs (#)
Outstanding, beginning (in shares)	387,369
Issued (in shares)	441,233
Vested, released and issued (in shares)	(12,723)
Forfeited (in shares)	(121,508)
Outstanding, ending (in shares)	694,371	387,369
Weighted Average Issue Price of RSUs and DSUs ($)
Outstanding, beginning (in CAD per share) | $ / shares	$ 10.06
Weighted average fair value issued (in CAD per share) | $ / shares	7.81	$ 9.74
Vested, exercised, released and issued (in CAD per share) | $ / shares	8.22
Forfeited (in CAD per share) | $ / shares	9.31
Outstanding, ending (in CAD per share) | $ / shares	$ 8.80	$ 10.06